Dividends and other appropriations	12 Months Ended
Dec. 31, 2018
Disclosure Of Dividends [Abstract]
Dividends and other appropriations

8 Dividends and other appropriations

	2018		2017		2016

Dividends paid to owners of the parent	Pence per share	£m	Pence per share	£m	Pence per share	£m

Ordinary shares

Interim

2018 paid 15 November 2018	48.8	1,114

2018 paid 8 August 2018	48.8	1,118

2018 paid 9 May 2018	48.8	1,111

2017 paid 8 February 2018	43.6	1,004

2017 paid 28 September 2017			56.5	1,284

2016 paid 28 September 2016					51.3	961

Final

2016 paid 4 May 2017			118.1	2,181

2015 paid 5 May 2016					104.6	1,949

	190.0	4,347	174.6	3,465	155.9	2,910

From 1 January 2018, the Group moved to four interim quarterly dividend payments of 48.8p per ordinary share.  As part of the transition, and to ensure shareholders receive the equivalent amount of total cash payments in 2018 as they would have under the previous payment policy, an additional interim dividend of 43.6 pence per share was announced on 5 December 2017 which was paid on 8 February 2018.

The dividend declared in 2018 for payment on 9 May 2018, 8 August 2018, 15 November 2018 and 7 February 2019 was £1,117 million, £1,112 million, £1,115 million and £1,119 million respectively and is estimated based on the number of shares and the proportion of dividends to be paid in foreign currency using the applicable exchange rate. This takes the total dividend declared in respect of 2018 to £4,463 million.